Installment Loans - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Purchased loans USD ($)		Mar. 31, 2011 Purchased loans JPY (¥)		Mar. 31, 2010 Purchased loans JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	$ 1,829	¥ 152,118	¥ 114,730	¥ 172,403
Loans held for sale in installment loans	165	13,718	0
Installment Loans	35,877	2,983,164	2,464,251		1,339	[1]	111,335	[1]	122,973	[1]
Fair value at the acquisition date of purchased loans acquired during the period					90		7,449		8,036
Purchased loans for which valuation allowances were provided					$ 441		¥ 36,685		¥ 24,021

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtor is unlikely and consist mainly of housing loans, loans to real estate companies and commercial, industrial and other companies in Japan.